Reserves - Summary of tabular form of other reserves (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of reserves within equity [abstract]
Foreign currency reserve	$ (575,856)	$ (750,192)
Share-based payments reserve	4,019,099	4,224,947
Other reserves	$ 3,443,243	$ 3,474,755